Capital Stock - Summary of Normal Course Issuer Bids (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	5,077,882	25,768,563
Cash amount	$ 203	$ 1,289
2018 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	0	23,401,457
Cash amount	$ 0	$ 1,159
2019 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	5,077,882	2,367,106
Cash amount	$ 203	$ 130